Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Raw materials	¥ 1,416,270	¥ 941,131
Work-in-progress	203,676	94,164
Finished goods	1,861,170	1,425,193
Total	3,481,116	2,460,488
Inventory written down through cost of revenues	58,786	126,570	¥ 6,905
Loss provision on long-term purchase arrangements	¥ 54,215	48,906	0
Maximum import tariffs (as a percent)	57.00%
Hemlock
Loss provision on long-term purchase arrangements	¥ 16,436	48,906	¥ 0
Hemlock | Original Supply Agreement
Loss provision on long-term purchase arrangements	16,436	48,906
Hemlock | New Supply Agreement
Loss provision on long-term purchase arrangements	¥ 54,215	¥ 48,906